Document and Entity Information	Aug. 31, 2026
Cover [Abstract]
Entity Registrant Name	MEDICINOVA INC
Amendment Flag	false
Entity Central Index Key	0001226616
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-33185
Entity Tax Identification Number	33-0927979
Entity Address, Address Line One	4275 EXECUTIVE
Entity Address, Address Line Two	SQUARE
Entity Address, Address Line Three	SUITE 300
Entity Address, City or Town	LA JOLLA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	373-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MNOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false